Earnings (Loss) Per Share (Tables)	6 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share for the six months ended December 31, 2024 and 2023:

	For the six months ended December 31,
	2024	2023
Earnings (loss) from continuing operations per share
Numerator:
Net income (loss) attributable to ordinary shareholders – basic and diluted	646,773	(18,848,358)
Denominator:
Weighted average ordinary shares outstanding – basic (1)(2)(3)	19,255,424	19,255,424
Adjustments for dilutive options and RSUs	2,461,039	—
Weighted average ordinary shares outstanding – diluted (1)(2)(3)	21,716,463	19,255,424
Basic earnings (loss) per share attributable to the Company’s ordinary shareholders	0.03	(0.98)
Diluted earnings (loss) per share attributable to the Company’s ordinary shareholders	0.03	(0.98)

(1)	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022 and the 1-for-5 reverse stock split effective on May 30, 2024.

(2)	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 17,964,879 Class A ordinary shares (3,592,980 shares post 1-for-5 reverse stock split) as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company.

(3)	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.

Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the period. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted. The effects of share options and RSUs were excluded from the computation of diluted loss per share for six months ended December 31, 2023, as their effects would be anti-dilutive during the respective period.